                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6324

Exact name of registrant as specified in charter: Delaware Group Government Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: July 31, 2004

Item 1.  Reports to Stockholders

                                          Delaware
FIXED INCOME                              Investments(SM)
                                          --------------------------------------
                                          a member of Lincoln Financial Group(R)




Annual Report JULY 31, 2004
--------------------------------------------------------------------------------
                        DELAWARE AMERICAN GOVERNMENT BOND FUND





[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

---------------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
---------------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
---------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
---------------------------------------------------------------------
SECTOR ALLOCATION                                               6
---------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       7

  Statement of Operations                                      11

  Statements of Changes in Net Assets                          12

  Financial Highlights                                         13

  Notes to Financial Statements                                18
---------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      22
---------------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     23
---------------------------------------------------------------------





Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

PORTFOLIO                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  MANAGEMENT REVIEW                       August 9, 2004



FUND MANAGERS

Steven R. Cianci
Senior Portfolio Manager

Paul Grillo
Senior Portfolio Manager

Q: HOW DID THE FUND AND THE FIXED-INCOME MARKETS PERFORM DURING THE PAST YEAR?
A: The fixed-income markets continued the upward momentum of the past few years, with your Fund again outpacing its overall peer group. For the fiscal year ended July 31, 2004, Delaware American Government Bond Fund gained +3.77% (Class A shares at net asset value with distributions reinvested), outperforming the +3.49% increase in the Lipper General U.S. Government Funds Average (an average return of 192 government bond funds). The Fund's benchmark, the Lehman Brothers Government Bond Index, gained +3.86% during the same 12-month period.

Q: WHAT IMPACTED THE FIXED-INCOME MARKETS DURING THE PAST 12 MONTHS?
A: Uncertainty continued to guide much of the interest rate movement during the fiscal year as investors interpreted a variety of economic, international, political, and even regulatory factors. The 10-year Treasury note ended the year virtually unchanged from where it began (yielding about 4.5% after falling to a low of around 3.7% and climbing as high as 4.9% during the year). As the year progressed, the Federal Reserve revealed a plan to move to a more normalized federal funds rate, a decision that contributed to a decline in volatility in both equity and fixed-income markets.

The labor picture took center stage in economic news, as investors closely monitored the monthly payroll additions for signs of economic strength. While significant gains in March and April 2004 confirmed the economy had rebounded from its prior recession, the last few months of the period revealed a weaker labor market than many investors (and politicians) had projected. Surging oil prices also sent shock waves through the financial markets. While some feared that inflationary pressures would follow, the more apparent effect has been a general slowdown as the higher energy prices served as somewhat of a "tax" on the economy as a whole.

Ongoing threats of terror and the conflict in Iraq undoubtedly contributed to uncertainty among investors. Such concerns led to a "flight to quality" from equity markets as many investors continued to seek the safe haven of U.S. government fixed-income securities. Presidential election-year rhetoric and campaign promises also contributed to uncertainty about domestic and foreign policies for the next four years.

The Sarbanes-Oxley Act of 2002 (the Public Company Accounting Reform and Investor Protection Act) continued to increase scrutiny by regulators and has caused many entities to enact a more conservative approach toward managing their balance sheets and income statements. Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation) are two such entities that have been forced to deal with increased oversight and scrutiny. Because of their importance to the fixed-income markets, investors have closely monitored the lending activities of these organizations throughout the year.

Federal Reserve Board Chairman Alan Greenspan and the Fed Governors have the challenging task of interpreting all of this information (and the uncertainties) and establishing ongoing monetary policy. At this point, the Fed appears to be on a measured, yet cautious pace toward higher short-term rates.

Q: HOW HAVE THESE DEVELOPMENTS IMPACTED YOUR INVESTMENT DECISIONS AND THE FUND'S PERFORMANCE OVER THE PAST 12 MONTHS?
A: During the course of the year, we looked to capitalize on rate and volatility moves and sought out those opportunities that benefited most from the uncertain market environment. Early in the period, we increased our exposure to non-Treasury fixed-income securities to take advantage of the yield premium that existed among corporate and mortgage-related bonds. The high-quality corporate market performed quite well in late 2003 and early 2004. In recent months, however, we recognized that the yield premiums had subsided and we shifted some of our corporate bond allocation into more stable mortgage securities, including some adjustable-rate products. Currently, our exposure to mortgage- and asset-backed securities exceeds 50%, with a strong focus on less volatile securities with more certain cash flow structures.

With inflation held in check during the period, we also reduced our position in Treasury Inflation-Protected Securities over the second half of the fiscal year. Despite the rise in oil prices, ongoing threats of inflation have been reduced due to the recent slowdown in economic activity (led by the labor market), a decline in other commodity prices, and the current Fed tightening policy. Without the pressures of rising prices, the primary advantages of inflation-protected securities have been significantly diminished.

We also closely monitored the circumstances surrounding Fannie Mae and Freddie Mac, as both entities came under increased regulatory scrutiny. Their internal management teams worked to overcome the accounting and operational issues in question. We recognized that these financial uncertainties resulted in increased yield opportunities among both their debt and mortgage-backed securities and took advantage of these yield premiums by increasing our holdings in such issues. Your Fund has been rewarded, as both institutions have adopted a more conservative approach to ongoing business and their related securities have benefited.

Q: WHAT STRATEGIES DID YOU PURSUE AND HOW HAS THE FUND BEEN POSITIONED?
A: We continue to maintain an intermediate-term profile by investing in securities with expected maturities between five and 10 years. Early in the fiscal year, your Fund was positioned somewhat longer than its peer group and benefited from the decline in interest rates during the first quarter of 2004. We took a more defensive stance in mid-March as the labor market began to reflect strong growth and the Fed initiated discussions about the prospects for higher interest rates. This move to shorten the average maturity of your Fund proved correct as rates surged from late March to June. Generally, in a rising interest rate environment, short-term fixed-income securities generally perform better than (or are not as adversely impacted as) their longer-term counterparts.

As the end of the fiscal year approached, we again increased the maturity of the portfolio by adding longer-term, stable securities. Such a decision stemmed from our belief that the economy may not have the firepower to sustain significant growth at much higher interest rate levels and the Fed may not raise short-term rates as quickly as many others believe. A slow growth, credit-stable environment may lead to a decline in volatility and enhanced opportunities in longer non-Treasury securities, in our opinion. To date, the most recent weak labor market releases have appeared to confirm these perceptions, to the benefit of your Fund.

DELAWARE
  AMERICAN GOVERNMENT BOND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware American Government Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through July 31, 2004            Lifetime    10 Years   Five Years     One Year
--------------------------------------------------------------------------------
Class A (Est. 8/16/85)
Excluding Sales Charge            +6.75%      +5.96%      +6.41%       +3.77%
Including Sales Charge            +6.49%      +5.47%      +5.45%       -0.86%
--------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge            +5.20%      +5.36%      +5.67%       +3.05%
Including Sales Charge            +5.20%      +5.36%      +5.42%       -0.93%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge            +4.90%                  +5.66%       +3.05%
Including Sales Charge            +4.90%                  +5.66%       +2.05%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended July 31, 2004 for Delaware American Government Bond Fund's Class R shares were -0.42% and +3.43%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime (since 8/16/85), 10-year, five-year, and one-year periods ended July 31, 2004 for Delaware American Government Bond Fund's Institutional Class were +7.00%, +6.27%, +6.73%, and +4.08%, respectively. The Institutional Class shares were first made available on June 1, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to June 1, 1992 for Delaware American Government Bond Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware American Government Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph and table do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:  DUGIX
Nasdaq Class R symbol:              DUGRX

DELAWARE
  AMERICAN GOVERNMENT BOND FUND


FUND BASICS
As of July 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
To provide high current income consistent with safety of principal.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$183.29 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
245
--------------------------------------------------------------------------------
FUND START DATE:
August 16, 1985
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Stephen R. Cianci joined Delaware Investments in 1992. He holds both a BS and an MBA from Widener University. He became co-manager of the Fund in January 1999. Mr. Cianci is an Adjunct Professor of Finance at Widener University and is a CFA charterholder.

Paul Grillo joined Delaware Investments in 1993 after serving as a mortgage strategist and trader at Dreyfus Corporation. He holds a bachelor's degree from North Carolina State University and an MBA from Pace University. Mr. Grillo is also a CFA charterholder.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DEGGX
Class B  DEGBX
Class C  DUGCX

--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
July 31, 1994 through July 31, 2004

[CHART OMITTED]

                          DELAWARE AMERICAN
                           GOVERNMENT BOND
                            FUND - CLASS A             LEHMAN BROTHERS
                                SHARES              GOVERNMENT BOND INDEX
           JUL-94               $9,550                     $10,000
           JUL-95              $10,202                      $9,988
           JUL-96              $10,619                     $10,999
           JUL-97              $11,656                     $11,582
           JUL-98              $12,394                     $12,831
           JUL-99              $12,467                     $13,870
           JUL-00              $13,076                     $14,192
           JUL-01              $14,667                     $14,999
           JUL-02              $15,792                     $16,906
           JUL-03              $16,400                     $17,656
           JUL-04              $17,032                     $18,338


Chart assumes $10,000 invested on July 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each successive month shown. The Lehman Brothers Government Bond Index is an unmanaged index that generally tracks the performance of U.S. government bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares. Past performance is not a guarantee of future results.

An expense limitation was in effect for all classes of Delaware American Government Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

DISCLOSURE                                DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF FUND EXPENSES              For the Period February 1, 2004 to July 31, 2004



As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE AMERICAN GOVERNMENT BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                          Beginning     Ending    Annualized    Expenses
                                                           Account      Account     Expense    Paid During
                                                            Value        Value       Ratio       Period*
                                                            2/1/04      7/31/04                 2/1/04 to
                                                                                                 7/31/04
--------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,003.90     1.05%       $5.23
Class B                                                     1,000.00    1,000.40     1.75%        8.70
Class C                                                     1,000.00    1,000.40     1.75%        8.70
Class R                                                     1,000.00    1,001.10     1.35%        6.72
Institutional Class                                         1,000.00    1,005.40     0.75%        3.74
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                     1,000.00    1,019.71     1.05%        5.29
Class B                                                     1,000.00    1,016.19     1.75%        8.81
Class C                                                     1,000.00    1,016.19     1.75%        8.81
Class R                                                     1,000.00    1,018.20     1.35%        6.80
Institutional Class                                         1,000.00    1,021.22     0.75%        3.78
--------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

SECTOR ALLOCATION                         DELAWARE AMERICAN GOVERNMENT BOND FUND
                                          As of July 31, 2004


The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total net assets, is provided in compliance with such requirement.


                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-------------------------------------------------------------------------
AGENCY BONDS                                                    8.03%
-------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                     19.19%
-------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              28.88%
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         4.96%
-------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                             1.60%
-------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.27%
-------------------------------------------------------------------------
CORPORATE BONDS                                                 8.14%
-------------------------------------------------------------------------
Banking & Finance                                               4.69%

Cable, Media & Publishing                                       0.29%

Computers & Technology                                          0.58%

Energy                                                          0.54%

Food, Beverage & Tobacco                                        0.50%

Metals & Mining                                                 0.62%

Real Estate                                                     0.31%

Telecommunications                                              0.32%

Utilities                                                       0.29%
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.09%
-------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  4.22%
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      25.79%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.93%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              105.10%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (5.10%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS                           July 31, 2004


                                                      Principal       Market
                                                        Amount     Value (U.S.$)


AGENCY BONDS - 8.03%
  Fannie Mae
    3.25% 8/15/08                                     $ 1,550,000   $  1,517,949
    4.25% 5/15/09                                         375,000        378,273
++Fannie Mae Strip
    6.38% 11/15/27                                      9,000,000      2,210,697
  Federal Home Loan Bank
    3.875% 2/12/10                                      3,090,000      3,025,784
    7.625% 5/14/10                                      5,200,000      6,063,933
  Freddie Mac
    4.75% 10/11/12                                        790,000        776,331
    5.875% 3/21/11                                        700,000        744,918
                                                                    ------------
Total Agency Bonds (cost $15,065,482)                                 14,717,885
                                                                    ------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 19.19%
  Fannie Mae Grantor Trust Series 2001-T8
    Class A2 9.50% 7/25/41                              1,368,439      1,538,807
  Fannie Mae Grantor Trust Series 2001-T10
    Class A1 7.00% 12/25/41                               526,879        558,037
  Fannie Mae Grantor Trust Series 2002-T1
    Class A2 7.00% 11/25/31                               229,385        244,510
  Fannie Mae Grantor Trust Series 2002-T16
    Class A3 7.50% 7/25/42                                666,258        718,934
  Fannie Mae Strip Series 35
    Class 2 12.00% 7/1/18                                 205,795        243,127
  Fannie Mae Strip Series C
    Class 2 12.00% 5/1/09                                 334,589        374,654
  Fannie Mae Strip Series D-2
    11.00% 4/1/09                                         258,666        283,119
  Fannie Mae Strip Series F
    Class 2 11.50% 5/1/09                                 150,277        166,540
  Fannie Mae Strip Series H
    Class 2 11.50% 5/1/09                                 261,984        290,308
  Fannie Mae Strip Series J
    Class 1 7.00% 11/1/10                                  14,057         14,681
  Fannie Mae Series 1988-15 Class A
    9.00% 6/25/18                                           3,545          3,876
  Fannie Mae Series 2002-W1 Class 2A
    7.50% 2/25/42                                         420,425        453,665
  Fannie Mae Series 2003-18 Class DA
    4.50% 11/25/14                                      2,262,963      2,284,515
  Fannie Mae Series 2004-W9 Class 2A1
    6.50% 2/25/44                                         450,105        470,079
  Freddie Mac Series 2764 5.00% 3/15/34                   650,000        607,504
  Freddie Mac Structured Pass Through
    Securities Series T-42 Class A5
    7.50% 2/25/42                                         141,870        153,042
  Freddie Mac Structured Pass Through
    Securities Series T-58 Class 1A2
    3.108% 5/25/35                                      1,495,000      1,492,744
  Freddie Mac Structured Pass Through
    Securities Series T-58 Class 2A
    6.50% 9/25/43                                       3,704,660      3,887,578
  GNMA Series 2002-28  Class B
    5.779% 7/16/24                                      4,000,000      4,222,256
  GNMA Series 2002-61 Class BA
    4.648% 3/16/26                                      3,000,000      3,020,167

                                                      Principal       Market
                                                        Amount     Value (U.S.$)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  GNMA Series 2003-43 Class B
    4.374% 4/16/33                                    $ 5,000,000   $  4,878,954
  GNMA Series 2003-72 Class C
    4.86% 2/16/30                                       2,500,000      2,487,421
  GNMA Series 2003-78 Class B
    5.11% 10/16/27                                      5,000,000      5,041,667
  GNMA Series 2004-45 Class A
    4.02% 12/16/21                                      1,745,345      1,742,345
                                                                    ------------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $35,107,867)                                      35,178,530
                                                                    ------------
AGENCY MORTGAGE-BACKED SECURITIES - 28.88%
  Fannie Mae
    4.92% 5/1/13                                        4,000,000      4,041,250
    7.41% 4/1/10                                        4,897,191      5,558,311
    10.50% 6/1/30                                          51,639         59,191
  Fannie Mae Balloon 7 yr 4.50% 11/1/10                 6,932,926      6,943,758
  Fannie Mae Relocation 30 yr
    5.00% 9/1/33 to 11/1/33                             2,179,748      2,148,414
  Fannie Mae S.F. 15 yr
    6.00% 6/1/17                                        1,804,996      1,886,785
    6.50% 6/1/16                                               65             69
  Fannie Mae S.F. 15 yr TBA August
    4.50% 8/15/19                                       1,225,000      1,205,094
    5.00% 8/15/19                                       5,505,000      5,546,288
    5.50% 8/15/19                                       2,590,000      2,660,416
  Fannie Mae S.F. 30 yr
    5.50% 3/1/29                                          984,441        993,055
    6.50% 3/1/34                                          655,845        684,538
    7.50% 6/1/31                                          720,993        772,363
    8.00% 2/1/30                                           68,207         74,090
    10.00% 7/1/20 to 2/1/25                             1,242,307      1,413,974
  Fannie Mae TBA 30 yr 6.00% 8/1/34                       740,000        759,194
  Freddie Mac Relocation 15 yr
    3.50% 9/1/18 to 10/1/18                             3,524,526      3,326,271
  Freddie Mac Relocation 30 yr
    5.00% 9/1/33                                        3,092,795      3,047,370
  Freddie Mac S.F. 15 yr 9.00% 12/1/05                     14,690         14,993
  Freddie Mac S.F. 30 yr
    6.00% 10/1/29                                       1,548,474      1,595,896
    7.00% 11/1/33                                         307,039        325,173
    8.00% 5/1/11                                          936,300        985,456
    8.50% 12/1/09                                          72,998         77,013
    9.00% 9/1/30                                          561,696        620,148
    10.00% 1/1/19                                          56,984         63,947
    11.50% 4/1/11 to 3/1/16                               326,285        378,733
  GNMA GPM
    11.00% 3/15/13                                         41,743         46,922
    11.75% 8/15/13                                        120,415        136,407
    12.00% 1/15/13                                          8,802         10,001
    12.25% 3/15/14                                         33,496         38,258
  GNMA II GPM
    10.75% 3/20/16 to 2/20/18                              31,340         35,176
    12.00% 1/20/14                                         24,878         28,276
  GNMA II S.F. 15 yr 9.00%
    11/20/04 to 10/20/05                                    7,636          7,689

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)


                                                       Principal      Market
                                                         Amount    Value (U.S.$)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
  GNMA II S.F. 30 yr
    6.00% 11/20/28                                      $ 431,909   $    445,271
    6.50% 2/20/30                                         787,710        824,388
    7.50% 9/20/30                                         147,432        158,582
    8.00% 6/20/30                                          80,111         87,521
    10.00% 11/20/15 to 6/20/21                            124,263        139,699
    10.50% 3/20/16 to 7/20/21                             114,635        129,798
    11.00% 5/20/15 to 7/20/19                              54,821         62,120
    12.00% 3/20/14 to 5/20/15                              80,478         92,170
    12.50% 10/20/13 to 7/20/15                            231,596        266,221
  GNMA S.F. 15 yr 6.50% 7/15/14                           166,489        176,999
  GNMA S.F. 30 yr
    6.00% 4/15/33                                         848,824        874,553
    6.50% 1/15/28                                           6,785          7,118
    7.00% 5/15/28                                         943,963      1,005,321
    7.50% 12/15/23 to 1/15/32                           1,159,611      1,251,424
    8.00% 5/15/30                                          90,653         99,208
    9.50% 9/15/17 to 3/15/23                              348,067        393,404
    10.00% 3/15/16 to 9/15/18                              73,665         82,879
    11.00% 12/15/09 to 9/15/15                            246,693        276,721
    11.50% 7/15/15                                          7,576          8,679
    12.00% 12/15/12 to 12/15/15                           773,141        888,476
    12.50% 5/15/10 to 1/15/16                             141,979        163,434
                                                                     -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $49,802,557)                                                  52,918,505
                                                                     -----------
ASSET-BACKED SECURITIES - 4.96%
  Chase Manhattan Auto Owner Trust
    Series 03-B Class A3 1.82% 7/16/07                  1,925,000      1,912,508
  Freddie Mac Structured Pass Through
    Securities Series T-50 Class A3
    2.182% 9/27/07                                        263,852        263,503
  Honda Auto Receivables Owner Trust
    Series 2004-2 Class A4 3.81% 10/15/09                 700,000        703,905
 *Sallie Mae Student Loan Trust Series 02-7
    Class A2 1.56% 6/17/13                                857,268        857,281
 *Sallie Mae Student Loan Trust Series 03-8
    Class A1 1.53% 6/16/08                                 32,019         32,013
 *Sallie Mae Student Loan Trust Series 04-1
    Class A1 1.70% 1/26/15                              2,776,861      2,777,883
 *Sallie Mae Student Loan Trust Series 04-5
    Class A2 1.585% 4/25/14                             1,250,000      1,245,204
 *Sallie Mae Student Loan Trust Series 97-2
    Class A2 2.049% 1/25/10                               581,961        583,534
 *Sallie Mae Student Loan Trust Series 97-4
    Class A2 2.199% 10/25/10                               87,288         88,409
 #Sierra Receivables Funding Company
    Series 03-1A 144A 3.09% 1/15/14                       634,454        629,001
                                                                     -----------
TOTAL ASSET-BACKED SECURITIES
  (cost $9,092,939)                                                    9,093,241
                                                                     -----------

                                                       Principal      Market
                                                         Amount    Value (U.S.$)

COLLATERALIZED MORTGAGE OBLIGATION - 1.60%
  First Horizon Asset Securities
    Series 03-5 1A17 8.00% 7/25/33                      $ 341,156   $    359,963
 #GSMPS Mortgage Loan Trust
    Series 144A 1998-2 Class A
    7.75% 5/19/27                                         450,810        485,937
  MASTR Alternative Loan Trust Series 04-1
    Class 2A1 7.00% 1/25/34                               506,093        523,806
  Structured Asset Securities
    Series 02-22H 1A 7.00% 11/25/32                     1,521,748      1,567,145
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
  (cost $2,958,922)                                                    2,936,851
                                                                    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.27%
 *Greenwich Capital Commercial Funding
    Series 2004-GG1 Class A7
    5.317% 6/10/36                                        495,000        500,031
                                                                    ------------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES (cost $497,454)                                             500,031
                                                                    ------------
CORPORATE BONDS - 8.14%
Banking & Finance - 4.69%
  CitiFinancial 10.00% 5/15/09                          1,500,000      1,868,097
  GMAC 6.75% 1/15/06                                    3,000,000      3,142,728
*#Premium Asset Trust Series 04-01 144A
    1.48% 2/6/06                                        3,600,000      3,601,764
                                                                    ------------
                                                                       8,612,589
                                                                    ------------
Cable, Media & Publishing - 0.29%
  Thomson Multimedia 5.75% 2/1/08                         500,000        529,654
                                                                    ------------
                                                                         529,654
                                                                    ------------
Computers & Technology - 0.58%
  Computer Sciences 6.75% 6/15/06                       1,000,000      1,065,321
                                                                    ------------
                                                                       1,065,321
                                                                    ------------
Energy - 0.54%
  ConocoPhillips 4.75% 10/15/12                         1,000,000        987,581
                                                                    ------------
                                                                         987,581
                                                                    ------------
Food, Beverage & Tobacco - 0.50%
  Kraft Foods 4.625% 11/1/06                              400,000        410,366
  Universal 6.50% 2/15/06                                 475,000        498,726
                                                                    ------------
                                                                         909,092
                                                                    ------------
Metals & Mining - 0.62%
  Alcan 7.25% 3/15/31                                   1,000,000      1,130,926
                                                                    ------------
                                                                       1,130,926
                                                                    ------------
Real Estate - 0.31%
  Apache Finance 7.00% 3/15/09                            500,000        567,895
                                                                    ------------
                                                                         567,895
                                                                    ------------
Telecommunications - 0.32%
  British Telecommunications
    8.375% 12/15/10                                       500,000        590,043
                                                                    ------------
                                                                         590,043
                                                                    ------------
Utilities - 0.29%
  Southern Capital 5.30% 2/1/07                           502,000        530,183
                                                                    ------------
                                                                         530,183
                                                                    ------------

TOTAL CORPORATE BONDS (cost $14,876,023)                              14,923,284
                                                                    ------------

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)


                                                       Principal      Market
                                                         Amount    Value (U.S.$)

MUNICIPAL BONDS - 1.09%
  Colorado Department Transportation
    5.00% 12/15/12 (FGIC)                              $ 725,000    $    793,353
  Cook County, Illinois, Chicago Heights
    School District, Taxable-Series B
    13.15% 12/1/05 (AMBAC)                             1,055,000       1,201,191
                                                                    ------------
TOTAL MUNICIPAL BONDS (cost $2,297,654)                                1,994,544
                                                                    ------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.22%
  Bank of America Alternative Loan Trust
    Series 03-10 Class 2A1 6.00% 12/25/33              2,060,957       2,103,492
 *Bank of America Mortgage Securities
    Series 04-E Class 1A1 3.555% 6/25/34                 685,843         679,078
 *Countrywide Home Loans Series 01-HYB2
    Class 3A1 5.508% 9/19/31                             672,919         674,974
  Credit Suisse First Boston Mortgage
    Securities Series 03-29 5A1
    7.00% 12/25/33                                       911,077         971,283
 *Residential Asset Mortgage Products
    Series 04-RZ2 Class AI3 4.30% 1/25/31                410,000         406,669
  Residential Asset Mortgage Products
    Series 04-SL1 Class A3 7.00% 11/25/31                644,873         670,217
  Structured Asset Securities 2004-12H 1A
    6.00% 5/25/34                                        962,873         979,121
*#Summit Mortgage Trust Series 02-1
    Class B2 144A 6.276% 6/28/16                         290,000         292,175
  Travelers Mortgage Securities Series 1- Z2
    12.00% 3/1/14                                        396,507         405,715
 *Wells Fargo Mortgage Backed Securities
    Trust Series 04-I Class 1A1
    3.395% 7/25/34                                       551,524         551,524
                                                                    ------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $7,748,013)                                        7,734,248
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 25.79%
  U.S. Treasury Bonds
    5.375% 2/15/31                                     8,725,000       8,939,042
  **12.00% 8/15/13                                    11,915,000      15,722,224
  U.S. Treasury Inflation Index Notes
    1.875% 7/15/13                                       921,313         917,283
    2.00% 1/15/14                                      2,742,230       2,750,157
    2.00% 7/15/14                                      1,604,816       1,604,503
    2.375% 1/15/25                                     1,835,508       1,831,065
    3.875% 1/15/09                                     4,104,075       4,590,313
  U.S. Treasury Note
    2.50% 5/31/06                                      2,740,000       2,735,506
    3.125% 5/15/07                                       500,000         501,719
    4.25% 11/15/13                                     1,047,000       1,031,009
++U.S. Treasury Strip - Principal Only
    5.433% 11/15/27                                   24,000,000       6,647,352
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $49,364,836)                                                  47,270,173
                                                                    ------------

                                                       Principal      Market
                                                         Amount    Value (U.S.$)

REPURCHASE AGREEMENTS - 2.93%
  With BNP Paribas 1.30% 8/2/04
    (dated 7/30/04, to be repurchased
    at $2,758,299 collateralized by
    $407,000 U.S. Treasury Bills due
    8/19/04, market value $406,690,
    $522,000 U.S. Treasury Bills due
    12/23/04, market value $518,660,
    and $1,904,000 U.S. Treasury Bills due
    1/20/05, market value $1,888,067)                 $ 2,758,000   $  2,758,000
  With UBS Warburg 1.30% 8/2/04
    (dated 7/30/04, to be repurchased
    at $2,621,284 collateralized by
    $1,311,000 U.S. Treasury Bills due
    8/12/04, market value $1,310,189,
    and $1,360,000 U.S. Treasury Notes
    1.625% due 3/31/05, market
    value $1,365,496)                                   2,621,000      2,621,000
                                                                    ------------

REPURCHASE AGREEMENTS (cost $5,379,000)                                5,379,000
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 105.10%
  (cost $192,190,747)                                                192,646,292
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (5.10%)+                                            (9,356,520)
                                                                    ------------
NET ASSETS APPLICABLE TO 23,933,655 SHARES
  OUTSTANDING - 100.00%                                             $183,289,772
                                                                    ------------

Net Asset Value -- Delaware American
  Government Bond Fund Class A
  ($117,566,876 / 15,351,529 Shares)                                       $7.66
                                                                           -----
Net Asset Value -- Delaware American
  Government Bond Fund Class B
  ($28,086,545 / 3,667,514 Shares)                                         $7.66
                                                                           -----
Net Asset Value -- Delaware American
  Government Bond Fund Class C
  ($8,633,912 / 1,127,393 Shares)                                          $7.66
                                                                           -----
Net Asset Value -- Delaware American
  Government Bond Fund Class R
  ($63,533 / 8,290 Shares)                                                 $7.66
                                                                           -----
Net Asset Value -- Delaware American
  Government Bond Fund Institutional Class
  ($28,938,906 / 3,778,929 Shares)                                         $7.66
                                                                           -----

STATEMENT                                 DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF NET ASSETS (CONTINUED)



COMPONENTS OF NET ASSETS AT JULY 31, 2004:***
Shares of beneficial interest
  (unlimited authorization - no par)                               $203,200,098
Accumulated net realized loss on investments                        (20,400,618)
Net unrealized appreciation of investments                              490,292
                                                                   ------------
Total net assets                                                   $183,289,772
                                                                   ============

SUMMARY OF ABBREVIATIONS:
AMBAC -- Insured by the AMBAC Indemnity Corporation
FGIC -- Insured by the Financial Guaranty Insurance Company
GNMA -- Government National Mortgage Association
GPM -- Graduate Payment Mortgage
S.F. -- Single Family
TBA -- To be announced
yr -- Year

  *Variable Rate Notes - the interest rate shown is the rate as of July 31, 2004.

 **Fully or partially pledged as collateral for financial futures contracts.

***See Note #4 in "Notes to Financial Statements."

  +Of this amount, $13,353,220 represents payable for securities purchased as of July 31, 2004.

 ++Zero coupon bond. The interest rate shown is the effective yield as of July
   31, 2004.

  #Securities exempt from registration under Rule 144A of the securities Act of 1933. See Note #10 in "Notes to Financial Statements."

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE AMERICAN GOVERNMENT BOND FUND
Net asset value Class A (A)                                                $7.66
Sales charge (4.50% of offering price, or 4.70%
  of the amount invested per share) (B)                                     0.36
                                                                           -----
Offering price                                                             $8.02
                                                                           =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.


See accompanying notes


STATEMENT                                                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
 OF OPERATIONS                                                                Year Ended July 31, 2004

INVESTMENT INCOME:
  Interest                                                                                              $8,727,444
                                                                                                        ----------

EXPENSES:
  Management fees                                                       $1,178,003
  Dividend disbursing and transfer agent fees and expenses               1,324,550
  Distribution expenses -- Class A                                         414,103
  Distribution expenses -- Class B                                         346,169
  Distribution expenses -- Class C                                          96,489
  Distribution expenses -- Class R                                             259
  Accounting and administration expenses                                    81,403
  Registration fees                                                         66,535
  Legal and professional fees                                               44,582
  Reports and statements to shareholders                                    39,187
  Custodian fees                                                            18,474
  Trustees' fees                                                            15,150
  Pricing Fees                                                               4,482
  Taxes (other than taxes on income)                                         1,195
  Other                                                                      8,650                       3,639,231
                                                                         ---------
  Less expenses absorbed or waived                                                                      (1,169,544)
  Less expenses paid indirectly                                                                             (2,247)
                                                                                                        ----------
  Total expenses                                                                                         2,467,440
                                                                                                        ----------
NET INVESTMENT INCOME                                                                                    6,260,004
                                                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments                                                                                             (594,808)
  Futures contracts                                                                                     (1,990,552)
  Options written                                                                                          151,591
  Swap agreements                                                                                         (139,167)
                                                                                                        ----------
Net realized loss                                                                                       (2,572,936)
Net change in unrealized appreciation/depreciation of investments                                        4,608,718
                                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                          2,035,782
                                                                                                        ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $8,295,786
                                                                                                        ==========



See accompanying notes

STATEMENTS                                                                                  DELAWARE AMERICAN GOVERNMENT BOND FUND
  OF CHANGES IN NET ASSETS


                                                                                                                Year Ended
                                                                                                           7/31/04        7/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                                  $  6,260,004  $  7,931,142
  Net realized gain (loss) on investments                                                                  (2,572,936)   13,251,527
  Net change in unrealized appreciation/depreciation of investments                                         4,608,718   (11,670,640)
                                                                                                         ------------  ------------
  Net increase in net assets resulting from operations                                                      8,295,786     9,512,029
                                                                                                         ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                                (5,322,346)   (6,863,002)
    Class B                                                                                                (1,108,293)   (1,849,857)
    Class C                                                                                                  (310,855)     (393,326)
    Class R                                                                                                    (1,559)           --
    Institutional Class                                                                                    (1,347,990)   (2,044,301)

  Return of capital:
    Class A                                                                                                  (476,374)           --
    Class B                                                                                                  (100,061)           --
    Class C                                                                                                   (27,064)           --
    Class R                                                                                                      (169)           --
    Institutional Class                                                                                      (101,032)           --
                                                                                                         ------------  ------------
                                                                                                           (8,795,743)  (11,150,486)
                                                                                                         ------------  ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                                23,433,436    51,065,955
    Class B                                                                                                 1,841,149    14,638,875
    Class C                                                                                                 1,774,343     5,620,553
    Class R                                                                                                    78,018             8
    Institutional Class                                                                                     9,534,793    17,403,515


  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                                 4,392,646     5,057,517
    Class B                                                                                                   857,889     1,287,885
    Class C                                                                                                   294,822       347,959
    Class R                                                                                                     1,668            --
    Institutional Class                                                                                     1,402,231     2,031,021
                                                                                                         ------------  ------------
                                                                                                           43,610,995    97,453,288
                                                                                                         ------------  ------------
  Cost of shares repurchased:
    Class A                                                                                               (60,896,348)  (45,701,741)
    Class B                                                                                               (17,109,323)  (19,706,765)
    Class C                                                                                                (4,039,598)   (3,943,333)
    Class R                                                                                                   (15,319)           --
    Institutional Class                                                                                   (25,084,967)  (17,348,277)
                                                                                                         ------------  ------------
                                                                                                         (107,145,555)  (86,700,116)
                                                                                                         ------------  ------------
Increase (decrease) in net assets derived from capital share transactions                                 (63,534,560)   10,753,172
                                                                                                         ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                                     (64,034,517)    9,114,715

NET ASSETS:
  Beginning of year                                                                                       247,324,289   238,209,574
                                                                                                         ------------  ------------
  End of year (including distributions in excess of net investment income of $- and ($73), respectively) $183,289,772  $247,324,289
                                                                                                         ============  ============


See accompanying notes

FINANCIAL
  HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware American Government Bond Fund Class A

                                                                                     Year Ended
                                                               7/31/04     7/31/03    7/31/02(1)    7/31/01     7/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                           $7.700      $7.750       $7.590      $7.170       $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.211       0.249        0.339       0.433        0.469
Net realized and unrealized gain (loss) on investments          0.077       0.050        0.227       0.418       (0.128)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.288       0.299        0.566       0.851        0.341
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.302)     (0.349)      (0.406)     (0.431)      (0.471)
Return of capital                                              (0.026)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.328)     (0.349)      (0.406)     (0.431)      (0.471)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.660      $7.700       $7.750      $7.590       $7.170
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 3.77%       3.85%        7.66%      12.14%        4.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $117,567    $151,135     $141,771     $96,539      $92,100
Ratio of expenses to average net assets                         1.05%       1.05%        1.05%       1.61%        1.34%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.60%       1.69%        1.64%       1.61%        1.34%
Ratio of net investment income to average net assets            3.02%       3.17%        4.43%       5.82%        6.55%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.47%       2.53%        3.84%       5.82%        6.55%
Portfolio turnover                                               303%        501%         316%        186%         223%



(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                        Delaware American Government Bond Fund Class B

                                                                                      Year Ended
                                                              7/31/04     7/31/03     7/31/02(1)    7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.700      $7.750       $7.590      $7.170       $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.161       0.194        0.283       0.380        0.419
Net realized and unrealized gain (loss) on investments          0.073       0.049        0.227       0.418       (0.128)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.234       0.243        0.510       0.798        0.291
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.252)     (0.293)      (0.350)     (0.378)      (0.421)
Return of capital                                              (0.022)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.274)     (0.293)      (0.350)     (0.378)      (0.421)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.660      $7.700       $7.750      $7.590       $7.170
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 3.05%       3.12%        6.88%      11.36%        4.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $28,087     $42,543      $46,486     $23,556      $15,855
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       2.31%        2.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.30%       2.39%        2.34%       2.31%        2.04%
Ratio of net investment income to average net assets            2.32%       2.47%        3.73%       5.12%        5.85%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.77%       1.83%        3.14%       5.12%        5.85%
Portfolio turnover                                               303%        501%         316%        186%         223%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware American Government Bond Fund Class C

                                                                                      Year Ended
                                                              7/31/04     7/31/03     7/31/02(1)    7/31/01     7/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                           $7.700      $7.750       $7.590      $7.170       $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.161       0.193        0.281       0.380        0.420
Net realized and unrealized gain (loss) on investments          0.073       0.050        0.227       0.418       (0.129)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.234       0.243        0.508       0.798        0.291
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.252)     (0.293)      (0.348)     (0.378)      (0.421)
Return of capital                                              (0.022)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.274)     (0.293)      (0.348)     (0.378)      (0.421)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.660      $7.700       $7.750      $7.590       $7.170
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 3.05%       3.12%        6.85%      11.36%        4.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $8,634     $10,641       $8,728      $4,145       $2,434
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       2.31%        2.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.30%       2.39%        2.34%       2.31%        2.04%
Ratio of net investment income to average net assets            2.32%       2.47%        3.73%       5.12%        5.85%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.77%       1.83%        3.14%       5.12%        5.85%
Portfolio turnover                                               303%        501%         316%        186%         223%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                            Delaware American Government Bond Fund Class R

                                                                                                   6/2/03(1)
                                                                         Year Ended                   to
                                                                          7/31/04                  7/31/03
NET ASSET VALUE, BEGINNING OF PERIOD                                       $7.700                   $8.040

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.187                    0.051
Net realized and unrealized gain (loss) on investments                      0.075                   (0.355)
                                                                           ------                   ------
Total from investment operations                                            0.262                   (0.304)
                                                                           ------                   ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                      (0.278)                  (0.036)
Return of capital                                                          (0.024)                      --
                                                                           ------                   ------
Total dividends and distributions                                          (0.302)                  (0.036)
                                                                           ------                   ------

NET ASSET VALUE, END OF PERIOD                                             $7.660                   $7.700
                                                                           ======                   ======

TOTAL RETURN(2)                                                             3.43%                   (3.79%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $63                      $--
Ratio of expenses to average net assets                                     1.35%                    1.35%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                              1.90%                    2.35%
Ratio of net investment income to average net assets                        2.72%                    2.07%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly                                   2.17%                    1.07%
Portfolio turnover                                                           303%                     501%


(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware American Government Bond Fund Institutional Class

                                                                                      Year Ended
                                                              7/31/04     7/31/03     7/31/02(1)    7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.700      $7.750       $7.590      $7.170       $7.300

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.233       0.272        0.361       0.454        0.492
Net realized and unrealized gain (loss) on investments          0.079       0.050        0.228       0.418       (0.130)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.312       0.322        0.589       0.872        0.362
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.324)     (0.372)      (0.429)     (0.452)      (0.492)
Return of capital                                              (0.028)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.352)     (0.372)      (0.429)     (0.452)      (0.492)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $7.660      $7.700       $7.750      $7.590       $7.170
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                 4.08%       4.15%        7.99%      12.46%        5.19%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $28,939     $43,006      $41,225     $33,337      $32,609
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       1.31%        1.04%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.30%       1.39%        1.34%       1.31%        1.04%
Ratio of net investment income to average net assets            3.32%       3.47%        4.73%       6.12%        6.85%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.77%       2.83%        4.14%       6.12%        6.85%
Portfolio turnover                                               303%        501%         316%        186%         223%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.076, an increase in net realized and unrealized gain (loss) per share of $0.076, and a decrease in the ratio of net investment income to average net assets of 0.99%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS                 July 31, 2004



Delaware Group Government Bond Funds (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware American Government Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional and Class R shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $2,247 for the year ended July 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually waived that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through September 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At July 31, 2004, the Fund had receivables from and liabilities payable to affiliates as follows:

  Dividend disbursing, transfer agent, accounting
    and administration fees and other expenses
    payable to DSC                                                   ($99,359)
  Other expenses payable to DMC and affiliates*                        (8,058)
  Receivable from DMC under expense limitation agreement               50,759

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the year ended July 31, 2004, DDLP earned $180,381 for commissions on sales of the Fund's Class A shares.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended July 31, 2004, the Fund had costs of $11,477.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended July 31, 2004, the Fund made purchases and sales of investment securities as follows:

  Purchases other than U.S. government securities
    and short-term investments                                  $280,590,048
  Purchases of U.S. government securities                        374,803,225
  Sales other than U.S. government securities
    and short-term investments                                   300,989,198
  Sales of U.S. government securities                            417,075,429

At July 31, 2004, the cost of investments for federal tax purposes was $195,046,637. At July 31, 2004, the net unrealized depreciation was $2,400,345 of which $1,537,709 related to unrealized appreciation of investments and $3,938,054 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                      2004            2003
                                                      ----            ----
  Ordinary income                                  $8,091,043      $11,150,486
  Return of capital                                   704,700               --
                                                   ----------      -----------
                                                   $8,795,743      $11,150,486
                                                   ----------      -----------

As of July 31, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                   $203,200,098
  Capital loss carryforwards                                       (16,190,391)
  Post-October losses                                               (1,363,657)
  Unrealized depreciation of investments                            (2,356,278)
                                                                  ------------
  Net assets                                                      $183,289,772
                                                                  ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $3,761,689 expired in 2004. Such capital loss carry forwards expire as follows: $2,371,574 expires in 2005; $3,195,086 expires in 2007; $6,907,431 expires in 2008; $1,219,236 expires in
2009 and $2,497,064 expires in 2012.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through July 31, 2004 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended July 31, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments and paydowns of mortgage- and asset-backed securities and expiration of capital loss carryforward. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                             $ 2,497,323
  Accumulated net realized gain (loss)                              1,264,420
  Paid-in-Capital                                                  (3,761,743)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                             Year Ended
                                                        7/31/04       7/31/03
Shares sold:
  Class A                                               3,022,977     6,473,667
  Class B                                                 237,322     1,855,418
  Class C                                                 228,490       710,912
  Class R                                                  10,050             1
  Institutional Class                                   1,231,246     2,204,417

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                 566,213       642,084
  Class B                                                 110,566       163,578
  Class C                                                  38,004        44,183
  Class R                                                     215            --
  Institutional Class                                     180,839       257,863
                                                       ----------    ----------
                                                        5,625,922    12,352,123
                                                       ----------    ----------
Shares repurchased:
  Class A                                              (7,867,124)   (5,780,683)
  Class B                                              (2,205,653)   (2,492,357)
  Class C                                                (521,129)     (499,371)
  Class R                                                  (1,976)           --
  Institutional Class                                  (3,218,511)   (2,196,588)
                                                       ----------    ----------
                                                      (13,814,393)  (10,968,999)
                                                       ----------    ----------
Net increase (decrease)                                (8,188,471)    1,383,124
                                                       ==========    ==========

For the years ended July 31, 2004 and 2003, 220,824 Class B shares were converted to 220,824 Class A shares valued at $1,721,971 and 215,772 Class B shares were converted to 215,772 Class A shares valued at $1,708,857, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of July 31, 2004, or at any time during the year.

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


7. OPTIONS WRITTEN
During the year ended July 31, 2004, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended July 31, 2004 for the Fund were as follows:

                                                        Number of
                                                        Contracts    Premiums
                                                        ---------    --------
  Options outstanding at July 31, 2003                       610     $  265,292
  Options written                                          2,288      1,014,642
  Options terminated in closing purchase transactions     (2,898)    (1,133,191)
                                                         -------     ----------
  Options outstanding at July 31, 2004                        --            $--
                                                         =======     ==========

8. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at July 31, 2004 were as follows:

                                               Notional                            Unrealized
Contracts to Sell                              Proceeds         Expiration Date       Loss
-----------------                             -----------       ---------------    ----------
(38) U.S. 10 Year Treasury Note               $(4,203,694)      September 2004       $(3,619)
(69) U.S. 5 Year Treasury Note                 (7,549,799)      September 2004        (5,701)
                                                                                     -------
                                                                                     $(9,320)
                                                                                     =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

9. SWAP AGREEMENTS
During the year ended July 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At July 31, 2004, the Fund had the following total return swap agreement outstanding:

Notional       Expiration
Amount            Date          Description                                                Unrealized Gain
---------     ------------      -----------                                                ---------------
$ 5,765,000   12/31/2004        Agreement with Goldman Sachs Capital Markets, L.P.            $44,067
                                to receive The notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay
                                the notional Amount multiplied by the 1 month BBA LIBOR
                                adjusted by a spread of minus 0.45%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

NOTES                                     DELAWARE AMERICAN GOVERNMENT BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


10. CREDIT AND MARKET RISK
The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S. government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

11. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

12. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2004, the Fund designates distributions paid during the year as follows:

      (A)                   (B)
   Long-Term              Ordinary
 Capital Gains             Income             (C)             Total
 Distributions          Distributions        Return        Distributions
 (Tax Basis)             (Tax Basis)       of Capital       (Tax Basis)
---------------         --------------     ----------     ----------------
     --                       92%              8%              100%

(A), (B) and (C) are based on a percentage of the Fund's total distribution.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees
Delaware Group Government Fund - Delaware American
Government Bond Fund

We have audited the accompanying statement of net assets of Delaware American Government Bond Fund (the only series of Delaware Group Government Fund) (the "Fund") as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware American Government Bond Fund of Delaware Group Government Fund at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles. Philadelphia, Pennsylvania September 10, 2004


                                                    Ernst & Young LLP


Philadelphia, Pennsylvania
September 10, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM


A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               Number of              Other
                                                                   Principal              Portfolios in Fund      Directorships
       Name,              Position(s)                             Occupation(s)            Complex Overseen          Held by
      Address              Held with     Length of Time              During               by Trustee/Director     Trustee/Director
   and Birthdate            Fund(s)         Served                Past 5 Years                 or Officer           or Officer
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
JUDE T. DRISCOLL(2)       Chairman and     4 Years -             Since August 2000,                77                  None
2005 Market Street         Trustee(4)   Executive Officer   Mr. Driscoll has served in
 Philadelphia, PA                                          various executive capacities
     19103                                Trustee since         at different times at
                                          May 15, 2003         Delaware Investments(1)
 March 10, 1963
                                                            Senior Vice President and
                                                        Director of Fixed-Income Process -
                                                            Conseco Capital Management
                                                             (June 1998 - August 2000)

                                                               Managing Director -
                                                           NationsBanc Capital Markets
                                                            (February 1996 - June 1998)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 WALTER P. BABICH           Trustee         16 Years            Board Chairman -                   94                  None
2005 Market Street                                       Citadel Construction Corporation
 Philadelphia, PA                                                (1989 - Present)
     19103

 October 1, 1927
------------------------------------------------------------------------------------------------------------------------------------
   JOHN H. DURHAM           Trustee        25 Years(3)          Private Investor                   94             Trustee - Abington
 2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103                                                                                                      President/Director -
                                                                                                                  22 WR Corporation
 August 7, 1937
------------------------------------------------------------------------------------------------------------------------------------
    JOHN A. FRY            Trustee(4)       3 Years                 President -                    77                  Director -
 2005 Market Street                                        Franklin & Marshall College                              Community Health
 Philadelphia, PA                                             (June 2002 - Present)                                     Systems
      19103
                                                            Executive Vice President -
 May 28, 1960                                               University of Pennsylvania
                                                             (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
 ANTHONY D. KNERR           Trustee         11 Years       Founder/Managing Director -             94                  None
2005 Market Street                                          Anthony Knerr & Associates
 Philadelphia, PA                                            (Strategic Consulting)
     19103                                                       (1990 - Present)

 December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of              Other
                                                                   Principal              Portfolios in Fund      Directorships
       Name,              Position(s)                             Occupation(s)            Complex Overseen          Held by
      Address              Held with     Length of Time              During               by Trustee/Director     Trustee/Director
   and Birthdate            Fund(s)         Served                Past 5 Years                 or Officer           or Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN             Trustee         15 Years     Treasurer/Chief Fiscal Officer -          94            Director and
 2005 Market Street                                          National Gallery of Art                            Audit Committee
  Philadelphia, PA                                             (1994 - 1999)                                   Chairperson - Andy
       19103                                                                                                    Warhol Foundation

 November 1, 1940                                                                                           Director - Systemax Inc.
------------------------------------------------------------------------------------------------------------------------------------
 THOMAS F. MADISON          Trustee         10 Years             President/Chief                   94                 Director -
 2005 Market Street                                            Executive Officer -                                   Banner Health
  Philadelphia, PA                                              MLM Partners, Inc.
      19103                                                 (Small Business Investing                                  Director -
                                                                  and Consulting)                                CenterPoint Energy
 February 25, 1936                                           (January 1993 - Present)
                                                                                                      Director - Digital River Inc.

                                                                                                                 Director - Rimage
                                                                                                                    Corporation
------------------------------------------------------------------------------------------------------------------------------------
 JANET L. YEOMANS           Trustee          5 Years        Vice President/Mergers &               94                  None
2005 Market Street                                         Acquisitions - 3M Corporation
 Philadelphia, PA                                            (January 2003 - Present)
     19103
                                                               Ms. Yeomans has held
   July 31, 1948                                           various management positions
                                                           at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 JOSEPH H. HASTINGS        Executive        Executive       Mr. Hastings has served in             94                  None(5)
 2005 Market Street      Vice President  Vice President    various executive capacities
  Philadelphia, PA            and             and             at different times at
      19103             Chief Financial  Chief Financial       Delaware Investments.
                            Officer          Officer
                                              since
 December 19, 1949                       August 21, 2003
------------------------------------------------------------------------------------------------------------------------------------
RICHELLE S. MAESTRO      Executive Vice    Chief Legal      Ms. Maestro has served in              94                  None(5)
 2005 Market Street        President,       Officer        various executive capacities
 Philadelphia, PA     Chief Legal Officer    since             at different times at
       19103             and Secretary   March 17, 2003        Delaware Investments.


 November 26, 1957
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL P. BISHOF        Senior Vice       8 Years         Mr. Bishof has served in               94                  None(5)
2005 Market Street         President                       various executive capacities
 Philadelphia, PA        and Treasurer                         at different times at
      19103                                                     Delaware Investments.

  August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
a member of Lincoln Financial Group(R)


This annual report is for the information of Delaware American Government Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Government Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                                 Affiliated Officers                           Contact Information
JUDE T. DRISCOLL                                  JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                          Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds              Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                  Delaware Investments Family of Funds
                                                  Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                                Delaware International Advisers Ltd.
Board Chairman                                    RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                  Executive Vice President,
King of Prussia, PA                               Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                  Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                    Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                                MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                  Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                       Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                         Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                     Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                                FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                                800 523-1918
Managing Director
Anthony Knerr & Associates                                                                      FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                    INSTITUTIONS REPRESENTATIVES ONLY
                                                                                                800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                           WEB SITE
National Gallery of Art                                                                         www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8898)                                                        Printed in the USA
AR-023 [8/04] IVES 9/04                                                    J9785

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)



Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             ----------

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,000 for the fiscal year ended July 31, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,750 for the fiscal year ended July 31, 2003.



_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.
             ------------------

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $167,700 for the Registrant's fiscal year ended July 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended July 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             --------

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,750 for the fiscal year ended July 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended July 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2003.

         (d) All other fees.
             --------------

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended July 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended July 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $344,690 and $299,550 for the Registrant's fiscal years ended July 31, 2004 and July 31, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.   Exhibits

(a)      (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:  Delaware Group Government Fund

JUDE T. DRISCOLL
--------------------------------
By: Jude T. Driscoll
Title:   Chairman
Date:    10/4/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By: Jude T. Driscoll
Title:   Chairman
Date:    10/4/04


JOSEPH H. HASTINGS
--------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    10/4/04